Condensed Consolidated Balance Sheets (Parenthetical) (EUR €)	Sep. 30, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Common shares, shares issued	1,354,194,368	1,350,073,530
Special voting shares, shares outstanding	417,877,672	468,994,386